RESTRICTED CASH AND SHORT-TERM DEPOSITS - Schedule of Restricted Cash and Short-Term Investments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016
Restricted Cash and Cash Equivalents Items
Total restricted cash	$ 182,933,000	$ 162,415,000
Less: current portion of restricted cash	(27,306,000)	(44,927,000)
Non-current restricted cash	155,627,000	117,488,000
Minimum amount of cash and cash equivalents	30,000,000
Eskimo SPV Agreement | Golar Eskimo
Restricted Cash and Cash Equivalents Items
Total restricted cash	3,764,000	0
Cross Currency Interest Rate Swap
Restricted Cash and Cash Equivalents Items
Total restricted cash	0	32,410,000
Secured Debt | NR Satu Facility
Restricted Cash and Cash Equivalents Items
Total restricted cash	10,270,000	10,361,000
Performance Guarantee
Restricted Cash and Cash Equivalents Items
Total restricted cash	7,695,000	7,686,000
Methane Princess Lease
Restricted Cash and Cash Equivalents Items
Total restricted cash	119,548,000	111,958,000
$800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash	41,656,000	$ 0
Face amount of debt instrument			$ 800,000,000.0
Payment Reduction One | $800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash	30,600,000
Payment Reduction Two | $800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash	23,500,000
Payment Reduction Three | $800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash	$ 16,500,000